Net (Loss) Earnings Per Share - Additional information (Details)	3 Months Ended
Mar. 31, 2023 shares
Net (Loss) Earnings Per Share
Earnout shares remain contingently issuable as the Earnout Triggering Events have not been satisfied	21,886,378